Dividends (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Interim Financial Reporting

	2018			2017			2016
		Dividend	Total		Dividend	Total		Dividend	Total
		per share	dividend		per share	dividend		per share	dividend
	Paid/payable	(pence)	£m	Paid	(pence)	£m	Paid	(pence)	£m
First interim	12 July 2018	19	934	13 July 2017	19	928	14 July 2016	19	923
Second interim	11 October 2018	19	934	12 October 2017	19	929	13 October 2016	19	925
Third interim	10 January 2019	19	935	11 January 2018	19	929	12 January 2017	19	925
Fourth interim	11 April 2019	23	1,132	12 April 2018	23	1,130	13 April 2017	23	1,124

Total		80	3,935		80	3,916		80	3,897

Summary of Dividends to Shareholders	The amounts recognised in each year were as follows:

	2018	2017	2016
	£m	£m	£m
Dividends to shareholders	3,927	3,906	4,850